Accounts receivable, net (Tables)	12 Months Ended
Sep. 30, 2022
Accounts receivable, net.
Schedule of components of accounts receivable

	September 30,	September 30,
	2022	2021

Trade accounts receivable	$19,095,539	$12,375,425
Less: allowance for doubtful accounts	(330,990)	—
Accounts receivable, net	$18,764,549	$12,375,425

Schedule of movements in the allowance for credit losses

	September 30,	September 30,
	2022	2021
Balance at beginning of year	—	—
Addition to allowance for doubtful accounts	358,218	—
Translation adjustments	(27,228)	—
Balance at end of year	$330,990	—